Warrant Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary of Warrant Liabilities

	June 30, 2022	December 31, 2021

Derivative warrant liabilities - 2021 Debentures (a)	$367,019	$1,868,541

Derivative warrant liabilities - USD equity financing (b)	2,650,624	6,106,596

Warrant liability related to business acquisition (c)	—	709,835

Other warrant liability (c)	—	195,066

Total, all current	$3,017,643	$8,880,038

	December 31, 2021	December 31, 2020

Derivative warrant liabilities - 2021 Debentures (a)	$1,868,541	$–

Derivative warrant liabilities - USD equity financing (b)	6,106,596	–

Warrant liability related to business acquisition (c)	709,835	710,924

Other warrant liability (c)	195,066	–

Total, all current	$8,880,038	$710,924

Summary of Black-Scholes Option-Pricing Model Inputs and Assumption	The Black-Scholes model inputs and assumptions include:

	December 31, 2021	August 13, 2021

Share price at date of valuation	$6.18	$6.90

Exercise price	$8.74	$8.74

Risk free rate	0.88%	0.43%

Expected life (years)	2.62	3.00

Expected volatility 1	45.0%	71.5%

Fair value per warrant 2	$0.89	$2.82

1	Expected volatility at December 31, 2021 measured at implied volatility of traded warrants.

2	Considers a liquidity discount of 20% in determining the fair value per warrant as these warrants are not publicly traded.

	December 31, 2021	November 29, 2021

Share price at date of valuation	$6.18	$5.70

Exercise price	$6.04	$6.05

Risk free rate	1.25%	1.18%

Expected life (years)	4.92	5.00

Expected volatility 1	45.0%	45.0%

Fair value per warrant	$2.53	$2.19

1	Expected volatility at represents implied volatility of the Company’s traded warrants.